UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-08128

Name of Fund:	W.P. Stewart & Co. Growth Fund, Inc.

Fund Address:	527 Madison Avenue
New York, New York 10022

Name and address of agent for service:
W.P. Stewart & Co., Inc.
527 Madison Avenue
New York, New York 10022
Attention: Seth L. Pearlstein

(copy to)
Davis Polk & Wardwell
450 Lexington Avenue
New York, New York 10017
Attention: Nora M. Jordan

Registrant’s telephone number, including area code:  (212) 750-8585

Date of fiscal year end:  December 31

Date of reporting period: July 1, 2007 – June 30, 2008

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c)  The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.

Item 1.  Proxy Voting Record

WP Stewart & Co Growth Fund Inc.
Proxy Voting July 1, 2007 - June 30, 2008

Name of Issuer	Ticker Symbol	CUSIP Number	Record Date	Meeting Date	Matters Voted On	Proposed by Issuer/ Stockholder	Voted/ Not Voted	Vote Casted For/Against/ Abstain/ Withhold	Vote on Management For/Against

Moody's Corporation	MCO	615369105	3/3/2008	4/22/2008	Elect director Robert R. Glauber	Issuer	Voted	For	For
					Elect director Connie Mack	Issuer	Voted	For	For
					Elect director Nancy S. Newcomb	Issuer	Voted	For	For
					Ratify the appointment of independent registered public accounting firm for 2008	Issuer	Voted	For	For
					Stockholder Proposal to adopt simple majority vote requirements in the Company's Charter and By-Laws	Shareholder	Voted	Against	For

American Express Company	AXP	025816109	2/29/2008	4/28/2008	Elect director D.F. Akerson	Issuer	Voted	For	For
					Elect director C. Barshefsky	Issuer	Voted	For	For
					Elect director U.M. Burns	Issuer	Voted	For	For
					Elect director K.I. Chenault	Issuer	Voted	For	For
					Elect director P. Chernin	Issuer	Voted	For	For
					Elect director J. Leschly	Issuer	Voted	For	For
					Elect director R.C. Levin	Issuer	Voted	For	For
					Elect director R.A. McGinn	Issuer	Voted	For	For
					Elect director E.D. Miller	Issuer	Voted	For	For
					Elect director S.S. Reinemund	Issuer	Voted	For	For
					Elect director R.D. Walter	Issuer	Voted	For	For
					Elect director R.A. Williams	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers LLP as independent registered public accountants for 2008	Issuer	Voted	For	For
					Amend the Certificate of Incorporation to require a majority vote for the election of Directors in non-contested elections	Issuer	Voted	For	For
					Amend the Certificate of Incorporation to eliminate statutory supermajority voting: merger or consolidation	Issuer	Voted	For	For

Amend the Certificate of Incorporation to eliminate statutory supermajority voting: sale, lease, exchange or other disposition of all or substantially all of the Company's assets outside the ordinary course of business
						Issuer	Voted	For	For

					Amend the Certificate of Incorporation to eliminate statutory supermajority voting: plan for the exchange of shares	Issuer	Voted	For	For
					Amend the Certificate of Incorporation to eliminate statutory supermajority voting: authorization of dissolution	Issuer	Voted	For	For
					Shareholder proposal relating to cumulative voting for Directors	Shareholder	Voted	Against	For

Henry Schein Inc.	HSIC	806407102	3/20/2008	5/14/2008	Elect director Stanley M. Bergman	Issuer	Voted	For	For
					Elect director Gerald A. Benjamin	Issuer	Voted	For	For
					Elect director James P. Breslawski	Issuer	Voted	For	For
					Elect director Mark E. Mlotek	Issuer	Voted	For	For
					Elect director Steven Paladino	Issuer	Voted	For	For
					Elect director Barry J. Alperin	Issuer	Voted	For	For
					Elect director Paul Brons	Issuer	Voted	For	For
					Elect director M.A. Hamburg, M.D.	Issuer	Voted	For	For
					Elect director Donald J. Kabat	Issuer	Voted	For	For
					Elect director Philip A. Laskawy	Issuer	Voted	For	For
					Elect director Karyn Mashima	Issuer	Voted	For	For
					Elect director Norman S. Matthews	Issuer	Voted	For	For
					Elect director Louis W. Sullivan, M.D.	Issuer	Voted	For	For
					Ratify the appointment of BDO Seidman LLP as independent auditors	Issuer	Voted	For	For

Ebay Inc.	EBAY	278642103	4/21/2008	6/19/2008	Elect director Fred D. Anderson	Issuer	Voted	For	For
					Elect director Edward W. Barnholt	Issuer	Voted	For	For
					Elect director Scott D. Cook	Issuer	Voted	For	For
					Elect director John J. Donahoe	Issuer	Voted	For	For
					Approval of our 2008 Equity Incentive Award Plan	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers as independent auditors	Issuer	Voted	For	For

General Electric Company	GE	369604103	2/25/2008	4/23/2008	Elect director James I. Cash	Issuer	Voted	For	For
					Elect director Sir William M. Castell	Issuer	Voted	For	For
					Elect director Ann M. Fudge	Issuer	Voted	For	For
					Elect director Claudio X. Gonzalez	Issuer	Voted	For	For
					Elect director Susan Hockfield	Issuer	Voted	For	For
					Elect director Jeffrey R. Immelt	Issuer	Voted	For	For

Elect director Andrea Jung	Issuer	Voted	For	For
Elect director Alan G. Lafley	Issuer	Voted	For	For
Elect director Robert W. Lane	Issuer	Voted	For	For
Elect director Ralph S. Larsen	Issuer	Voted	For	For
Elect director Rochelle B. Lazarus	Issuer	Voted	For	For
Elect director James J. Mulva	Issuer	Voted	For	For
Elect director Sam Nunn	Issuer	Voted	For	For
Elect director Roger S. Penske	Issuer	Voted	For	For
Elect director Robert J. Swieringa	Issuer	Voted	For	For
Elect director Douglas A. Warner III	Issuer	Voted	For	For
Ratification of KPMG	Issuer	Voted	For	For
Shareholder proposal - Cumulative voting	Shareholder	Voted	Against	For
Shareholder proposal - Separate the roles of CEO & Chairman	Shareholder	Voted	Against	For
Shareholder proposal - Recoup unearned Management bonuses	Shareholder	Voted	Against	For
Shareholder proposal - Curb over-extended Directors	Shareholder	Voted	Against	For
Shareholder proposal - Report on charitable contributions	Shareholder	Voted	Against	For
Shareholder proposal - Global Warming Report	Shareholder	Voted	Against	For
Shareholder proposal - Advisory vote on Executive compensation	Shareholder	Voted	Against	For

Kellogg Company	K	487836108	3/4/2008	4/25/2008	Elect director Davis Mackay	Issuer	Voted	For	For
					Elect director Sterling Speirn	Issuer	Voted	For	For
					Elect director John Zabriskie	Issuer	Voted	For	For
					Ratification of PricewaterhouseCoopers as independent auditor for 2008	Issuer	Voted	For	For
					Shareholder proposal to enact a majority vote requirement	Shareholder	Voted	Against	For

Pepsico Inc.	PEP	713448108	3/7/2008	5/7/2008	Elect director I.M. Cook	Issuer	Voted	For	For
					Elect director D. Dublon	Issuer	Voted	For	For
					Elect director V.J. Dzau	Issuer	Voted	For	For
					Elect director R.L. Hunt	Issuer	Voted	For	For
					Elect director A. Ibarguen	Issuer	Voted	For	For
					Elect director A.C. Martinez	Issuer	Voted	For	For
					Elect director I.K. Nooyi	Issuer	Voted	For	For
					Elect director S.P. Rockefeller	Issuer	Voted	For	For
					Elect director J.J. Schiro	Issuer	Voted	For	For
					Elect director L. Trotter	Issuer	Voted	For	For

Elect director D. Vasella	Issuer	Voted	For	For
Elect director M.D. White	Issuer	Voted	For	For
Approve independent registered public accountants	Issuer	Voted	For	For
Shareholder proposal - Beverage Container Recycling Report	Shareholder	Voted	Against	For
Shareholder proposal -Genetically Engineered Products Report	Shareholder	Voted	Against	For
Shareholder proposal - Right to Water Policy	Shareholder	Voted	Against	For
Shareholder proposal - Global Warming Report	Shareholder	Voted	Against	For
Shareholder proposal - Advisory Vote on Compensation	Shareholder	Voted	Against	For
Staples Inc.	SPLS	855030102	4/14/2008	6/9/2008	Elect director Basil L. Anderson	Issuer	Voted	For	For
					Elect director Arthur M. Blank	Issuer	Voted	For	For
					Elect director Mary Elizabeth Burton	Issuer	Voted	For	For
					Elect director Justin King	Issuer	Voted	For	For
					Elect director Carol Meyrowitz	Issuer	Voted	For	For
					Elect director Rowland T. Moriarty	Issuer	Voted	For	For
					Elect director Robert C. Nakasone	Issuer	Voted	For	For
					Elect director Ronald L. Sargent	Issuer	Voted	For	For
					Elect director Martin Trust	Issuer	Voted	For	For
					Elect director Vijay Vishwanath	Issuer	Voted	For	For
					Elect director Paul F. Walsh	Issuer	Voted	For	For

Approve an amendment to Staples' certificate of incorporation deleting Article XII to remove provisions that require holders of at least two-thirds of Staples outstanding voting stock to approve certain significant corporate transactions
						Issuer	Voted	For	For
					Approve Staples' Executive Officer Incentive Plan for the fiscal years 2008 through 2012	Issuer	Voted	For	For
					Approve an amendment to Staples' Amended and Restated 2004 Stock Incentive Plan increasing the total number of shares of common stock authorized for issuance under the plan by 15,100,000 shares	Issuer	Voted	For	For
					Ratify selection by the audit committee of Ernst & Young LLP as Staples independent registered public accounting firm for the current fiscal year	Issuer	Voted	For	For
					Shareholder proposal regarding stockholders' ability to call special meetings expected to come before the meeting	Shareholder	Voted	Against	For
Target Corporation	TGT	87612E106	3/24/2008	5/22/2008	Elect director Roxanne S. Austin	Issuer	Voted	For	For

					Elect director James A. Johnson	Issuer	Voted	For	For
					Elect director Mary E. Minnick	Issuer	Voted	For	For
					Elect director Derica W. Rice	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent registered public accountants	Issuer	Voted	For	For

Wyeth	WYE	983024100	3/3/2008	4/24/2008	Elect director Robert Essner	Issuer	Voted	For	For
					Elect director John D. Feerick	Issuer	Voted	For	For
					Elect director Frances D. Fergusson Ph.D	Issuer	Voted	For	For
					Elect director Victor F. Ganzi	Issuer	Voted	For	For
					Elect director Robert Langer, Sc.D	Issuer	Voted	For	For
					Elect director John P. Mascotte	Issuer	Voted	For	For
					Elect director Raymond J. McGuire	Issuer	Voted	For	For
					Elect director Mary Lake Polan, MD, Ph.D, MPH	Issuer	Voted	For	For
					Elect director Bernard Poussot	Issuer	Voted	For	For
					Elect director Gary L. Rogers	Issuer	Voted	For	For
					Elect director Robert M. Amen	Issuer	Voted	For	For
					Elect director Michael J. Critelli	Issuer	Voted	For	For
					Elect director John R. Torell III	Issuer	Voted	For	For
					Ratify PricewaterhouseCoopers LLP as the independent registered public accounting firm for 2008	Issuer	Voted	For	For
					Adopt the Wyeth 2008 Non-Employee Director Stock Incentive Plan	Issuer	Voted	For	For
					Amend and restate the 2005 Stock Incentive Plan	Issuer	Voted	For	For
					Stockholder proposal on reporting the Company's political contributions and trade association payments	Shareholder	Voted	Against	For
					Stockholder proposal on adoption of a by-law for the recoupment of incentive bonuses	Shareholder	Voted	Against	For
Stryker Corporation	SYK	863667101	2/29/2008	4/23/2008	Elect director John W. Brown	Issuer	Voted	For	For
					Elect director Howard E. Cox	Issuer	Voted	For	For
					Elect director Donald M. Engelman	Issuer	Voted	For	For
					Elect director Jerome H. Grossman	Issuer	Voted	For	For
					Elect director Louise L. Francesconi	Issuer	Voted	For	For
					Elect director Stephen P. Macmillan	Issuer	Voted	For	For
					Elect director William U. Parfet	Issuer	Voted	For	For
					Elect director Ronda E. Stryker	Issuer	Voted	For	For

					Ratify Ernst & Young as independent auditors for 2008	Issuer	Voted	For	For
					Approve 2008 Employee Stock Purchase Plan	Issuer	Voted	For	For

The Walt Disney Co.	DIS	254687106	1/7/2008	3/6/2008	Elect director Susan E. Arnold	Issuer	Voted	For	For
					Elect director John E. Bryson	Issuer	Voted	For	For
					Elect director John S. Chen	Issuer	Voted	For	For
					Elect director Judith L. Estrin	Issuer	Voted	For	For
					Elect director Robert A. Iger	Issuer	Voted	For	For
					Elect director Steven P. Jobs	Issuer	Voted	For	For
					Elect director Fred H. Langhammer	Issuer	Voted	For	For
					Elect director Aylwin B. Lewis	Issuer	Voted	For	For
					Elect director Monica C. Lozano	Issuer	Voted	For	For
					Elect director Robert W. Matschullat	Issuer	Voted	For	For
					Elect director John E. Pepper Jr.	Issuer	Voted	For	For
					Elect director Orin C. Smith	Issuer	Voted	For	For
					Ratify the appointment of PricewaterhouseCoopers LLP as the Company's registered public accountants for 2008	Issuer	Voted	For	For
					Approve amendments to the amended and restated 2005 Stock Incentive Plan	Issuer	Voted	For	For
					Approve the terms of the amended and restated 2002 Executive Performance Plan	Issuer	Voted	For	For
Qualcomm Incorporated	QCOM	747525103	1/14/2008	3/11/2008	Elect director Barbara T. Alexander	Issuer	Voted	For	For
					Elect director Donald G. Cruickshank	Issuer	Voted	For	For
					Elect director Raymond V. Dittamore	Issuer	Voted	For	For
					Elect director Irwin Marc Jacobs	Issuer	Voted	For	For
					Elect director Paul E. Jacobs	Issuer	Voted	For	For
					Elect director Robert E. Kahn	Issuer	Voted	For	For
					Elect director Sherry Lansing	Issuer	Voted	For	For
					Elect director Duane A. Nelles	Issuer	Voted	For	For
					Elect director Marc I. Stern	Issuer	Voted	For	For
					Elect director Brent Scowcroft	Issuer	Voted	For	For
					Approve amendments to the 2006 Long-Term Incentive Plan and an increase in the share reserve by 115,000,000 shares	Issuer	Voted	For	For
					Ratify the selection of PricewaterhouseCoopers LLP as the Company's independent accountants for the Company's fiscal year ending September 30, 2007	Issuer	Voted	For	For

Whole Foods Market Inc.	WFMI	966837106	1/16/2008	3/10/2008	Elect director Dr. John B. Elstrott	Issuer	Voted	For	For
					Elect director Gabrielle E. Greene	Issuer	Voted	For	For
					Elect director Hass Hassan	Issuer	Voted	For	For
					Elect director John P. Mackey	Issuer	Voted	For	For
					Elect director Morris J. Siegel	Issuer	Voted	For	For
					Elect director Dr. Ralph Z. Sorenson	Issuer	Voted	For	For
					Ratify the appointment of Ernst & Young LLP as independent public accountants for the fiscal year 2008	Issuer	Voted	For	For
					Approve the shareholder proposal regarding the future election of the Members of the Board of Directors by a majority vote	Shareholder	Voted	Against	For
					Approve the shareholder proposal regarding separating the roles of our Company CEO and Chairman of the Board	Shareholder	Voted	Against	For
Walgreen Co.	WAG	931422109	11/12/2007	1/9/2008	Elect director William C. Foote	Issuer	Voted	For	For
					Elect director Alan G. McNally	Issuer	Voted	For	For
					Elect director Cordell Reed	Issuer	Voted	For	For
					Elect director Jeffrey A. Rein	Issuer	Voted	For	For
					Elect director Nancy M. Schlichting	Issuer	Voted	For	For
					Elect director David Y. Schwartz	Issuer	Voted	For	For
					Elect director Alejandro Silva	Issuer	Voted	For	For
					Elect director James A.Skinner	Issuer	Voted	For	For
					Elect director Marilou M. vonFerstel	Issuer	Voted	For	For
					Elect director Charles R. Walgreen III	Issuer	Voted	For	For
					Ratify the appointment of Deloitte & Touche LLP as independent registered public accounting firm	Issuer	Voted	For	For
					Shareholder proposal regarding reports disclosing charitable contributions	Shareholder	Voted	Against	For
					Shareholder proposal regarding shareholder vote on the adoption, maintenance or extension of any poison pill	Shareholder	Voted	Against	For
					Shareholder proposal that the Chairman of the Board be an independent director who has not previously served as an executive officer of Walgreen Co.	Shareholder	Voted	Against	For

Procter & Gamble	PG	742718109	8/10/2007	10/9/2007	Elect director Rajat K. Gupta	Issuer	Voted	For	For
					Elect director A.G. Lafley	Issuer	Voted	For	For
					Elect director Lynn M. Martin	Issuer	Voted	For	For

Elect director Johnathan A. Rodgers	Issuer	Voted	For	For
Elect director John F. Smith	Issuer	Voted	For	For
Elect director Ralph Snyderman	Issuer	Voted	For	For
Elect director Margaret C. Whitman	Issuer	Voted	For	For
Ratify appointment of the independent registered public accounting firm	Issuer	Voted	For	For
Shareholder proposal - Award no future stock options	Shareholder	Voted	Against	For
Shareholder proposal - Report on the Company policies and activities	Shareholder	Voted	Against	For
Shareholder proposal - Animal testing	Shareholder	Voted	Against	For
Charles Schwab Corporation	SCHW	808513105	3/17/2008	5/15/2008	Elect director Frank C. Herringer	Issuer	Voted	For	For
					Elect director Stephen T. McLin	Issuer	Voted	For	For
					Elect director Charles R. Schwab	Issuer	Voted	For	For
					Elect director Roger O. Walther	Issuer	Voted	For	For
					Elect director Robert N. Wilson	Issuer	Voted	For	For
					Shareholder proposal regarding political contributions	Shareholder	Voted	Against	For
					Shareholder proposal regarding submission of non-binding stockholder proposals	Shareholder	Voted	Against	For

Paychex Inc.	PAYX	704326107	8/6/2007	10/3/2007	Elect director B. Thomas Golisano	Issuer	Voted	For	For
					Elect director David J.S. Flaschen	Issuer	Voted	For	For
					Elect director Phillip Horsley	Issuer	Voted	For	For
					Elect director Grant M. Inman	Issuer	Voted	For	For
					Elect director Pamela A. Joseph	Issuer	Voted	For	For
					Elect director Jonathan J. Judge	Issuer	Voted	For	For
					Elect director Joseph M. Tucci	Issuer	Voted	For	For
					Elect director Joseph M. Velli	Issuer	Voted	For	For
					Ratify the selection of Ernst & Young as independent registered public accounting firm	Issuer	Voted	For	For

Becton Dickinson & Co.	BDX	075887109	12/7/2007	1/29/2008	Elect director Basil L. Anderson	Issuer	Voted	For	For
					Elect director Marshall O. Larsen	Issuer	Voted	For	For
					Elect director Gary A. Mecklenburg	Issuer	Voted	For	For
					Elect director Cathy E. Minehan	Issuer	Voted	For	For
					Elect director Alfred Sommer	Issuer	Voted	For	For

Ratify selection of independent registered public accounting firm	Issuer	Voted	For	For
Shareholder proposal - Annual election of directors	Shareholder	Voted	Against	For
Shareholder proposal - Cumulative voting	Shareholder	Voted	Against	For
Shareholder proposal - Environmental report	Shareholder	Voted	Against	For
United Technologies Corp.	UTX	913017109	2/12/2008	4/9/2008	Elect director Louis R. Chenevert	Issuer	Voted	For	For
					Elect director George David	Issuer	Voted	For	For
					Elect director John V. Faraci	Issuer	Voted	For	For
					Elect director Jean-Pierre Garnier	Issuer	Voted	For	For
					Elect director Jamie S. Gorelick	Issuer	Voted	For	For
					Elect director Charles R. Lee	Issuer	Voted	For	For
					Elect director Richard D. McCormick	Issuer	Voted	For	For
					Elect director Harold McGraw III	Issuer	Voted	For	For
					Elect director Richard B. Myers	Issuer	Voted	For	For
					Elect director Patrick Swygert	Issuer	Voted	For	For
					Elect director Andre Villeneuve	Issuer	Voted	For	For
					Elect director Christine Todd Whitman	Issuer	Voted	For	For
					Approve appointment of independent auditors	Issuer	Voted	For	For
					Approve amendment to the 2005 Long-Term Incentive Plan	Issuer	Voted	For	For
					Shareholder proposal - Principles for health care reform	Shareholder	Voted	Against	For
					Shareholder proposal - Global set of corporate standards	Shareholder	Voted	Against	For
					Shareholder proposal - Pay for superior performance	Shareholder	Voted	Against	For
					Shareholder proposal - Offsets for foreign military sales	Shareholder	Voted	Against	For

Adobe Systems Incorporated	ADBE	00724F101	2/11/2008	4/9/2008	Elect director Edward W. Barnholt	Issuer	Voted	For	For
					Elect director Michael R. Cannon	Issuer	Voted	For	For
					Elect director James E. Daley	Issuer	Voted	For	For
					Elect director Charles M. Geschke	Issuer	Voted	For	For
					Elect director Shantanu Narayen	Issuer	Voted	For	For
					Elect director Delbert W. Yocam	Issuer	Voted	For	For
					Approve amendment and restatement of the Adobe Systems Incorporated 2003 Equity Incentive Plan	Issuer	Voted	For	For
					Ratify appointment of KPMG as the Company's independent registered public accounting firm for 2008	Issuer	Voted	For	For
Automatic Data Processing	ADP	053015103	9/14/2007	11/13/2007	Elect director Gregory D. Brenneman	Issuer	Voted	For	For

Elect director Leslie A. Brun	Issuer	Voted	For	For
Elect director Gary C. Butler	Issuer	Voted	For	For
Elect director Leon G. Cooperman	Issuer	Voted	For	For
Elect director Eric C. Fast	Issuer	Voted	For	For
Elect director Glenn Hubbard	Issuer	Voted	For	For
Elect director John P. Jones	Issuer	Voted	For	For
Elect director Frederic V. Malek	Issuer	Voted	For	For
Elect director Gregory L. Summe	Issuer	Voted	For	For
Elect director Henry Taub	Issuer	Voted	For	For
Ratify appointment of Deloitte & Touche	Issuer	Voted	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

W.P. Stewart & Co. Growth Fund, Inc.

By:           /s/ John C. Mahler, Jr.
John C. Mahler, Jr.,
President
W.P. Stewart & Co. Growth Fund, Inc.

Date:  August 27, 2008